UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund
June 30, 2008
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Air Transportation - 1.06%
Bombardier Inc.,
6.75%, 5-1-12 (A)	$6,000	$5,865,000

Aircraft - 0.19%
Raytheon Company,
5.375%, 4-1-13	1,000	1,041,264

Banks - 5.67%
Banco BMG S.A.:
8.75%, 7-1-10	1,632	1,648,320
8.75%, 7-1-10 (A)	2,000	2,020,000
9.15%, 1-15-16	500	510,750
9.15%, 1-15-16 (B)	500	508,750
Bank for Foreign Trade,
7.0%, 4-13-09 (C)	RUB45,000	1,906,125
Citigroup Global Markets Deutschland AG & Co. KGaA,
8.625%, 2-24-09	$3,000	3,043,800
Export-Import Bank of Korea (The),
5.5%, 10-17-12	5,000	4,953,540
ICICI Bank Limited:
4.75%, 10-22-08	3,210	3,207,647
6.625%, 10-3-12 (A)	3,000	2,961,522
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,741,925
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,500	3,576,650
Or-ICB S.A.,
6.875%, 7-29-08	1,000	1,000,400
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,500	1,473,258
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13 (D)	2,700	2,725,515
		31,278,202
Beverages - 4.21%
AmBev International Finance Co. Ltd.,
9.5%, 7-24-17 (C)	BRL6,050	3,132,369
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR1,360	2,087,729
Coca-Cola HBC Finance B.V.,
5.5%, 9-17-15	$3,900	3,856,336
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,285,000
Diageo Capital plc,
5.2%, 1-30-13	5,000	5,007,730
Miller Brewing Company,
4.25%, 8-15-08 (A)	2,500	2,503,410
Panamerican Beverages, Inc.,
7.25%, 7-1-09	4,250	4,391,674
		23,264,248
Broadcasting - 0.97%
British Sky Broadcasting Group plc,
8.2%, 7-15-09	4,200	4,335,227
EchoStar DBS Corporation,
5.75%, 10-1-08	1,000	1,000,000
		5,335,227
Business Equipment and Services - 1.78%
Allied Waste Industries, Inc.,
6.5%, 11-15-10	4,000	4,000,000
Quebecor World Capital Corporation,
4.875%, 11-15-08 (E)	2,000	730,000
Shimao Property Holdings Limited,
8.0%, 12-1-16 (A)	1,000	700,000
Waste Management, Inc.,
6.5%, 11-15-08	4,350	4,395,588
		9,825,588
Coal - 1.76%
Empire Capital Resources Pte. Ltd.,
9.375%, 12-15-11 (B)	2,500	2,646,875
Indo Integrated Energy B.V.,
8.5%, 6-1-12	3,350	3,335,833
Peabody Energy Corporation,
6.875%, 3-15-13	3,750	3,759,375
		9,742,083
Construction Materials - 0.49%
C5 Capital (SPV) Limited,
6.196%, 12-31-49	750	723,758
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,850	1,985,564
		2,709,322
Containers - 0.46%
Packaging Corporation of America,
4.375%, 8-1-08	2,550	2,550,676

Finance Companies - 5.80%
ALROSA Finance S.A.,
8.875%, 11-17-14	3,600	3,780,000
Arpeni Pratama Ocean Line Investment B.V.,
8.75%, 5-3-13 (B)	1,250	975,000
Asset Securitization Corporation,
6.75%, 2-14-43	182	181,616
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (A)	4,500	4,342,545
CITIC Resources Finance (2007) Limited,
6.75%, 5-15-14 (A)	2,500	2,334,375
CSN Islands VII Corp.,
10.75%, 9-12-08 (A)	2,500	2,518,750
ISA Capital do Brasil S.A.:
7.875%, 1-30-12	250	258,750
7.875%, 1-30-12 (A)	3,000	3,105,000
Morgan Stanley Capital I Inc., Series 1998 XL2,
6.17%, 10-3-34	596	597,488
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.229%, 6-20-31	893	892,552
Pearson Dollar Finance Two plc,
5.5%, 5-6-13	750	741,450
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,994,100
Russian Standard Bank:
7.5%, 10-7-10	2,750	2,561,322
7.5%, 10-7-10 (A)	1,000	941,550
SLM Corporation,
5.53%, 4-1-14 (F)	2,500	1,828,300
Toyota Motor Credit Corporation,
5.48%, 1-18-15 (F)	1,000	995,150
TransCapitalInvest Limited,
6.103%, 6-27-12 (A)	2,000	2,005,420
VTB Capital S.A.,
6.609%, 10-31-12 (B)	2,000	1,942,400
		31,995,768
Food and Related - 2.85%
Bunge Limited Finance Corp.:
4.375%, 12-15-08	2,300	2,303,491
7.8%, 10-15-12	2,000	2,140,402
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	1,301	1,299,668
Cosan S.A. Industria e Comercio,
8.25%, 11-15-19	1,000	945,000
Iansa Overseas Limited,
7.25%, 7-28-12	4,250	4,218,125
Independencia International Ltd.:
9.875%, 5-15-15	1,000	960,000
9.875%, 5-15-15 (A)	1,000	952,500
Sadia Overseas Ltd.,
6.875%, 5-24-17	3,000	2,910,000
		15,729,186
Forest and Paper Products - 2.85%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.75%, 12-8-11	3,000	3,060,000
International Paper Company:
4.25%, 1-15-09	500	498,363
7.4%, 6-15-14	4,000	3,995,996
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (B)	2,500	2,602,710
Sino-Forest Corporation:
9.125%, 8-17-11	2,450	2,499,000
9.125%, 8-17-11 (A)	1,000	1,011,250
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,060,512
		15,727,831
Homebuilders, Mobile Homes - 0.43%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	2,000	2,010,000
Greentown China Holdings Limited,
9.0%, 11-8-13 (A)	500	348,125
		2,358,125
Hospital Supply and Management - 0.76%
HCA Inc.,
9.125%, 11-15-14	2,000	2,045,000
HealthSouth Corporation,
10.75%, 6-15-16	2,000	2,150,000
		4,195,000
Household -- Major Appliances - 0.75%
Controladora Mabe, S.A. de C.V.:
6.5%, 12-15-15	2,000	2,060,000
6.5%, 12-15-15 (B)	2,000	2,060,000
		4,120,000
Leisure Time Industry - 0.84%
Royal Caribbean Cruises Ltd.,
8.75%, 2-2-11	4,622	4,650,887

Mining - 1.45%
BHP Billiton Finance (USA) Limited,
8.5%, 12-1-12	1,500	1,681,806
Vedanta Resources plc:
6.625%, 2-22-10	1,850	1,836,125
6.625%, 2-22-10 (A)	2,500	2,481,250
8.75%, 1-15-14	2,000	1,987,000
		7,986,181
Motor Vehicles - 0.45%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,500	2,501,615

Multiple Industry - 2.01%
Noble Group Limited:
8.5%, 5-30-13 (B)	5,000	4,925,000
6.625%, 3-17-15 (A)	2,500	2,191,260
Veolia Environnement,
5.25%, 6-3-13	4,000	3,998,024
		11,114,284
Petroleum -- International - 0.44%
Pecom Energia S.A.,
9.0%, 5-1-09	500	517,500
TNK-BP Finance S.A.,
6.125%, 3-20-12	2,000	1,886,780
		2,404,280
Petroleum -- Services - 0.28%
Premcor Refining Group Inc. (The),
6.75%, 5-1-14	1,500	1,523,646

Publishing - 0.54%
Pearson Dollar Finance Two Plc,
5.5%, 5-6-13 (A)	3,000	2,971,554

Railroad - 1.16%
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6-1-14	3,500	3,395,000
Union Pacific Corporation,
3.875%, 2-15-09	3,000	2,995,062
		6,390,062
Security and Commodity Brokers - 0.59%
Hongkong and Shanghai Banking Corporation (The),
5.0%, 8-29-49 (F)	2,500	2,262,500
Morgan Stanley,
5.98%, 5-1-14 (F)	1,000	983,650
		3,246,150
Steel - 1.44%
Evraz Group S.A.:
8.875%, 4-24-13 (A)	5,000	5,006,000
8.25%, 11-10-15 (A)	3,000	2,932,500
		7,938,500
Trucking and Shipping - 0.65%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	3,800	3,591,000

Utilities -- Electric - 4.39%
Abu Dhabi National Energy Company PJSC,
5.62%, 10-25-12 (A)	3,000	3,024,249
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (B)(C)	BRL6,400	4,248,648
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$1,000	687,500
8.875%, 12-15-16 (A)	2,000	1,375,000
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,000	1,997,478
Hidroelectrica El Chocon S.A.,
6.31375%, 9-15-11 (F)	3,000	2,790,000
Hidroelectrica Piedra del Aguila S.A.,
9.0%, 7-11-17 (B)	500	375,000
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,500	3,758,513
Korea Southern Power Co., Ltd.,
5.375%, 4-18-13 (A)	2,000	1,969,198
Majapahit Holding B.V.,
7.25%, 10-17-11 (B)	1,000	998,750
Niagara Mohawk Power Corporation,
7.75%, 10-1-08	3,000	3,025,449
		24,249,785
Utilities -- Gas and Pipeline - 0.37%
Energen Corporation,
6.95%, 7-15-08	500	500,454
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17 (A)	2,000	1,540,000
		2,040,454
Utilities -- Telephone - 3.06%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	801,378
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	3,500	3,583,650
Mobile TeleSystems OJSC,
8.7%, 6-12-18 (C)	RUB115,000	4,898,176
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	$3,125	3,156,250
Sprint Capital Corporation,
7.625%, 1-30-11	2,000	1,965,000
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	515,000
VIP Finance Ireland Limited,
8.375%, 4-30-13 (A)	2,000	1,972,500
		16,891,954

TOTAL CORPORATE DEBT SECURITIES - 47.70%		$263,237,872

(Cost: $266,595,978)

OTHER GOVERNMENT SECURITIES

Canada - 3.24%
Canadian Government Bond:
4.0%, 9-1-10 (C)	CAD10,000	9,951,456
3.75%, 6-1-12 (C)	8,000	7,934,255
		17,885,711
France - 3.11%
France O.A.T.,
4.0%, 10-25-09 (C)	EUR11,000	17,144,960

Germany - 11.91%
Bundesobligation,
3.25%, 4-9-10 (C)	23,500	36,119,124
Bundesschatzanweisungen Federal Treasury Note,
4.0%, 12-11-09 (C)	19,000	29,610,133
		65,729,257
Mexico - 1.10%
United Mexican States Government Bond,
9.0%, 12-24-09 (C)	MXN62,500	6,098,433

Norway - 0.92%
Norway Government Bond,
5.5%, 5-15-09 (C)	NOK26,000	5,065,814

Russia - 0.19%
Open Joint Stock Company "Russian Railroads",
6.67%, 1-22-09 (C)	RUB4,000	597,195
Russian Federation,
8.25%, 3-31-10 (A)	$444	463,899
		1,061,094
Supranational - 0.39%
European Bank for Reconstruction and Development,
6.5%, 12-20-10 (C)	RUB50,000	2,142,901

United Kingdom - 3.20%
United Kingdom Treasury:
4.0%, 3-7-09 (C)	GBP4,500	8,897,550
4.25%, 3-7-11 (C)	4,500	8,753,780
		17,651,330

TOTAL OTHER GOVERNMENT SECURITIES - 24.06%		$132,779,500

(Cost: $129,552,209)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 4.80%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 10-1-35	$10,303	9,566,274
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only) (G):
4.5%, 8-15-17	1,581	127,114
5.0%, 5-15-18	1,197	229,282
5.0%, 4-15-19	176	22,713
5.0%, 4-15-19	85	10,763
5.0%, 7-15-21	356	8,731
5.0%, 6-15-22	37	3
5.0%, 7-15-22	357	398
5.0%, 11-15-22	344	42,215
5.0%, 1-15-23	184	1,021
5.5%, 3-15-23	154	32,958
5.0%, 4-15-23	1,633	48,669
5.0%, 5-15-23	157	19,043
5.0%, 8-15-23	118	15,068
5.5%, 11-15-23	3,049	83,096
5.5%, 11-15-23	169	5,559
5.5%, 2-15-24	1,492	265,817
5.0%, 6-15-24	5,837	247,775
5.0%, 9-15-24	633	21,496
5.5%, 9-15-24	300	11,406
5.5%, 4-15-25	915	93,774
5.5%, 4-15-25	58	2,997
5.0%, 9-15-25	1,227	39,445
5.5%, 10-15-25	1,666	395,167
5.0%, 2-15-26	1,961	91,635
5.0%, 4-15-26	1,298	57,913
5.0%, 10-15-28	446	68,178
5.0%, 8-15-30	6,242	517,111
5.0%, 10-15-30	1,250	316,414
5.5%, 3-15-31	151	16,144
5.5%, 10-15-32	3,348	647,335
5.5%, 1-15-33	924	240,197
5.5%, 5-15-33	2,493	647,348
Federal National Mortgage Association Agency REMIC/CMO (Interest Only) (G):
5.0%, 3-25-16	1,290	13,586
5.5%, 11-25-17	63	2,878
5.0%, 5-25-22	85	12,972
5.0%, 7-25-23	2,160	405,626
5.0%, 8-25-23	661	86,989
5.5%, 9-25-25	69	2,275
5.5%, 11-25-25	910	30,270
4.5%, 4-25-30	819	115,396
5.0%, 9-25-30	928	125,455
5.0%, 3-25-31	2,932	442,923
5.0%, 8-15-31	1,368	277,418
5.5%, 6-25-33	189	42,217
5.5%, 12-25-33	3,000	489,441
5.5%, 8-25-35	1,320	398,313
5.5%, 11-25-36	3,183	827,807
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-1-22	3,986	4,017,130
5.0%, 7-1-34	3,473	3,345,640
Government National Mortgage Association Agency REMIC/CMO (Interest Only) (G):
5.5%, 5-20-27	1,348	30,148
5.0%, 6-16-29	2,000	263,633
5.0%, 10-20-32	500	145,605
7.0%, 5-20-33	2,249	460,804
5.5%, 7-16-33	898	219,280
5.0%, 7-20-33	2,343	418,351
5.5%, 11-20-33	342	57,096
5.5%, 6-20-35	322	82,830
5.5%, 7-20-35	888	111,838
5.5%, 10-16-35	759	191,020
		26,510,000
Treasury Obligations - 7.46%
United States Treasury Notes:
4.0%, 8-31-09	10,000	10,190,620
4.5%, 5-15-10	10,000	10,355,470
4.5%, 9-30-11	12,500	13,071,288
3.375%, 11-30-12	7,500	7,537,500
		41,154,878

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.26%		$67,664,878

(Cost: $67,286,128)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.54%	Face Amount in Thousands

British Pound, 1-12-09 (short) (C)	GBP281	(4,457)
British Pound, 5-26-09 (short) (C)	9,023	(281,010)
Canadian Dollar, 11-20-08 (short) (C)	CAD18,264	505,868
Canadian Dollar, 3-13-09 (short) (C)	10,323	131,903
Chinese Yuan Renminbi, 6-17-09 (long) (C)	CNY12,900	36,088
Chinese Yuan Renminbi, 6-17-10 (long) (C)	43,900	133,917
Chinese Yuan Renminbi, 6-18-10 (long) (C)	17,300	15,332
Chinese Yuan Renminbi, 6-21-10 (long) (C)	27,300	5,396
Japanese Yen, 9-22-08 (long) (C)	JPY943,500	406,932
Japanese Yen, 9-22-08 (long) (C)	104,000	(26,212)
Japanese Yen, 3-13-09 (long) (C)	1,041,000	(278,226)
Russian Ruble, 11-14-08 (long) (C)	RUB40,000	78,612
Russian Ruble, 1-26-09 (long) (C)	853,000	2,228,455
Russian Ruble, 1-29-09 (long) (C)	15,000	33,910
Russian Ruble, 2-6-09 (long) (C)	26,500	69,365
Russian Ruble, 2-19-09 (long) (C)	18,000	50,486
Russian Ruble, 3-5-09 (long) (C)	18,000	35,059
Russian Ruble, 4-20-09 (long) (C)	63,000	38,858
Russian Ruble, 5-15-09 (long) (C)	36,500	38,895
Russian Ruble, 6-16-09 (long) (C)	21,000	9,562
Singapore Dollar, 8-21-08 (long) (C)	SGD26,350	1,315,528
Singapore Dollar, 8-21-08 (long) (C)	2,200	(15,277)
South Korean Won, 10-21-08 (long) (C)	KRW21,900,000	(971,217)
Swiss Franc, 4-16-09 (long) (C)	CHF2,100	21,909
Swiss Franc, 4-16-09 (long) (C)	10,600	(130,233)
Swiss Franc, 5-6-09 (long) (C)	25,685	454,748
United Arab Emirates Dirham, 11-13-08 (long) (C)	AED13,200	(32,430)
United Arab Emirates Dirham, 5-4-09 (long) (C)	12,000	(36,924)
United Arab Emirates Dirham, 5-21-09 (long) (C)	4,000	(10,183)
United Arab Emirates Dirham, 1-14-10 (long) (C)	16,000	(84,789)
United Arab Emirates Dirham, 1-25-10 (long) (C)	45,300	(251,839)
United Arab Emirates Dirham, 3-3-10 (long) (C)	5,400	(41,501)
United Arab Emirates Dirham, 3-11-10 (long) (C)	35,000	(335,953)
United Arab Emirates Dirham, 3-24-10 (long) (C)	9,400	(119,342)
		$2,991,230

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Alcoa Incorporated:
3.05%, 7-1-08	$13,850	13,850,000
2.82%, 7-8-08	4,150	4,147,724
2.85%, 7-9-08	4,000	3,997,467
Clorox Co.:
3.03%, 7-1-08	6,000	6,000,000
2.8%, 7-9-08	2,500	2,498,445
2.76%, 7-14-08	2,500	2,497,508
Fortune Brands Inc.,
3.0%, 7-1-08	15,381	15,381,000
Gannett Co., Inc.,
2.95%, 7-16-08	1,819	1,816,764
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.8%, 7-2-08	4,533	4,532,647
Honeywell International Inc.,
2.23%, 7-16-08	10,000	9,990,708
Kroger Co. (The),
3.85%, 7-1-08	15,500	15,500,000
Nestle Finance International Ltd.,
2.17%, 7-15-08	5,000	4,995,781

TOTAL SHORT-TERM SECURITIES - 15.44%		$85,208,044

(Cost: $85,208,044)

TOTAL INVESTMENT SECURITIES - 100.00%		$551,881,524

(Cost: $548,642,359)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $58,836,525 or 10.66% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $25,872,477 or 4.69% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AED - United Arab Emirates Dirham, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, NOK - Norwegian Krone, RUB - Russian Ruble, SGD - Singapore Dollar)

(D)This security currently pays the stated rate but this rate will increase in the future.

(E)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(G)Amount shown in Principal column represents notional amount for computation of interest.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008